INCOME TAXES (Components of Income Before Taxes, Equity in Net Loss of Equity Method Investees and Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ (40,612)	$ (522)	$ (3,182)
Foreign	7,887	1,311	1,703
(Loss) income before income taxes, equity in net income (loss) of equity method investees and non-controlling interest	$ (32,725)	$ 789	$ (1,479)